Long-term Debt and Collateral Financing Arrangement (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Long-term Debt and Collateral Financing Arrangement
Long-term debt and collateral financing arrangement outstanding were as follows:

			December 31,
	Interest Rate	Maturity	2017	2016
			(In millions)
Senior notes — unaffiliated (1)	3.700%	2027	$1,489	$—
Senior notes — unaffiliated (1)	4.700%	2047	1,477	—
Surplus notes — affiliated with MetLife, Inc.	8.595%	2038	—	750
Surplus note — affiliated with MetLife, Inc.	5.130%	2032	—	750
Surplus note — affiliated with MetLife, Inc.	6.000%	2033	—	350
Long-term debt — unaffiliated (2)	7.028%	2030	35	37
Term loan — unaffiliated (3)	LIBOR plus 1.5%	2019	600	—
Total long-term debt			$3,601	$1,887

Collateral financing arrangement	3-month LIBOR plus 0.70%	2037	$—	$2,797
__________________

(1)	Includes unamortized debt issuance costs and debt discount totaling $34 million for the senior notes due 2027 and 2047 on a combined basis at December 31, 2017.

(2)	Represents non-recourse debt for which creditors have no access, subject to customary exceptions, to the general assets of the Company other than recourse to certain investment companies.

(3)	Excludes $11 million and $23 million of long-term debt related to CSEs at December 31, 2017 and 2016, respectively. See Note 6 for more information regarding CSEs.